Acquisition of Seaspan Management Services Limited - Additional Information (Detail) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jan. 27, 2012
Business Acquisition [Line Items]
Business acquisition percentage of voting interests acquired			100.00%
Amount deposited in escrow	$ 7,500,000
Contingent shares issuable	39,081
Acquisition-related costs		$ 497,000
Class A common shares [Member]
Business Acquisition [Line Items]
Shares deposited in escrow	586,212
Additional contingent consideration	39,081